Revenue	12 Months Ended
Dec. 31, 2023
Revenue
Revenue

13    Revenue

	Year ended December 31,
	2023			2022
	$			$
	Contracts			Contracts
	with			with
	customers	Leasing	Total	customers	Leasing	Total

Recurring - non-capital	5,506	1,300	6,806	3,967	710	4,677
Capital equipment	393	—	393	2,004	—	2,004
	5,899	1,300	7,199	5,971	710	6,681